CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2023
CONCENTRATION OF RISKS
Schedule of concentration of credit risk

Concentration of customers

For the years ended December 31, 2021, 2022 and 2023, the customers accounted for 10% or more of the Group’s revenues generated from continuing operations were as follows:

	For the years ended December 31,
	2021		2022		2023
A	*	%	*	%	14.4%
B	*	%	*	%	11.5%

As of December 31, 2022 and 2023, the customers accounted for 10% or more of the Group’s accounts receivable generated from continuing operations were as follows:

	As of	As of
	December 31,	December 31,
	2022	2023
A	* %	45.7%
B	47.2%	21.3%
C	10.5%	14.8%
D	38.2%	* %

Concentration of suppliers

For the years ended December 31, 2021, 2022 and 2023, the suppliers accounted for 10% or more of the Group’s costs generated from continuing operations were as follows:

	For the years ended December 31,
	2021		2022		2023
A	*	%	24.9%		54.0%
B	16.9%		*	%	*	%

As of December 31, 2022 and 2023, the suppliers accounted for 10% or more of the Group’s accounts payable generated from continuing operations were as follows:

	As of	As of
	December 31,	December 31,
	2022	2023
A	43.8%	*	%
B	* %	79.5%
C	31.3%	*	%
D	12.6%	*	%
E	* %	16.3%

*Less than 10%